Shareholders' Deficit (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 23, 2021	Dec. 31, 2022	Dec. 30, 2022	Nov. 17, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized		1,000,000			1,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Common stock par value (in Dollars per share)			$ 0.0001
Common stock, shares issued				43,125,000
Common stock, shares outstanding				43,125,000
Issued and outstanding shares of public offering, percentage		20.00%
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized		20,000,000			20,000,000
Common stock par value (in Dollars per share)		$ 0.0001			$ 0.0001
Common stock, shares issued		8,625,000			8,625,000
Common stock, shares outstanding		8,625,000			8,625,000
Shares issued	8,625,000	8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Founder Shares (in Shares)	1,125,000